Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Entity Central Index Key	0001390204
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000048022 [Member]
Shareholder Report [Line Items]
Fund Name	Municipal Total Return Managed Accounts Portfolio
Class Name	Municipal Total Return Managed Accounts Portfolio
Trading Symbol	NMTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Municipal Total Return Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Municipal Total Return Managed Accounts Portfolio	$14	0.14%
*	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Municipal Total Return Managed Accounts Portfolio returned 7.25% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund significantly outperformed the Bloomberg 7-Year Municipal Bond Index, which returned 2.43%.
Top contributors to relative performance

•	Longer-maturity and longer-duration positioning than the index.

•	Overweight in non-rated and BBB-rated bonds and underweight in AA-rated and AAA-rated bonds.

•	Underweight in state and local general obligation bonds

•	Overweights in hospital and special tax bonds.
Top detractors from relative performance

•	Underweight in industrial development/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Municipal Total Return Managed Accounts Portfolio at NAV	7.25%	0.23%	2.16%

Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

Bloomberg 7 Year Municipal Bond Index	2.43%	0.72%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual- funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,571,474,977
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$1,571,474,977

Total number of portfolio holdings	659

Portfolio turnover (%)	32%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Exposure Basis Explanation [Text Block]	Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000219780 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Impact Bond Completion Managed Accounts Portfolio (Formerly known as Nuveen Core Impact Bond Managed Accounts Portfolio)
Class Name	Nuveen Impact Bond Completion Managed Accounts Portfolio (Formerly known as Nuveen Core Impact Bond Managed Accounts Portfolio)
Trading Symbol	NCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Impact Bond Completion Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Impact Bond Completion Managed Accounts Portfolio	$0	0.00%
*
Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
The Nuveen Impact Bond Completion Managed Accounts Portfolio returned 3.78% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 2.71%.
Top contributors to relative performance

•	Underweight to U.S. Treasury bonds and overweights to municipal bonds and corporate bonds.

•	Duration and yield curve positioning.

•	Security selection in commercial mortgage-backed securities (CMBS) and municipal bonds.
Top detractors from relative performance

•	Underweight to and security selection in mortgage-backed securities (MBS).

•	Overweight to government-related credit.

•	Security selection in asset-backed securities (ABS).

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (7/9/20)

Nuveen Impact Bond Completion Managed Accounts Portfolio at NAV	3.78%	(0.72)%	(0.19)%

Bloomberg U.S. Aggregate Bond Index	2.71%	(0.40)%	(0.31)%

Performance Inception Date	Jul. 09, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 30,344,028
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$30,344,028

Total number of portfolio holdings	171

Portfolio turnover (%)	30%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)	Includes 1.3% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Investment policy change: Effective August 1, 2026, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 of the Investment Company Act of 1940 to invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds to under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in impact bonds.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Strategies [Text Block]
Investment policy change: Effective August 1, 2026, the Fund changed its non-fundamental investment policy adopted pursuant to Rule 35d-1 of the Investment Company Act of 1940 to invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in bonds to under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in impact bonds.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000238439 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio
Class Name	Nuveen Emerging Markets Debt Managed Accounts Portfolio
Trading Symbol	NEMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Emerging Markets Debt Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Emerging Markets Debt Managed Accounts Portfolio	$0	0.00%
*	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Emerging Markets Debt Managed Accounts Portfolio returned 6.39% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund underperformed the JP Morgan EMBI Global Diversified Index, which returned 8.81%.

Top contributors to relative performance

•
Underweight to Asian debt, most notably a significant underweight to China.

•
Lack of exposure to Senegal and underweight to Uruguay.

•
Security selection in Chile and Kazakhstan.

Top detractors from relative performance

•
Underweight to below-investment-grade debt, including a lack of exposure to Venezuelan and Ukrainian debt.

•
Overweight to Chile and underweight to Ecuador.

•
Out-of-benchmark exposure to corporate debt.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (11/1/22)

Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV	6.39%	8.18%

JP Morgan EMBI Global Diversified Index	8.81%	11.03%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 27,743,341
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$27,743,341

Total number of portfolio holdings	124

Portfolio turnover (%)	47%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)	Includes 6.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000238440 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Managed Accounts Portfolio
Class Name	Nuveen High Yield Managed Accounts Portfolio
Trading Symbol	NMYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen High Yield Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/ prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Managed Accounts Portfolio	$0	0.00%
*
Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Managed Accounts Portfolio returned 6.46% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, which returned 5.42%.

Top contributors to relative performance

•
Security selection within the retail and technology industries.

•
Security selection within BB-rated bonds.

Top detractors from relative performance

•
Security selection within the leisure and gaming industries.

•
Asset allocation within the insurance industry.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen High Yield Managed Accounts Portfolio at NAV	6.46%	8.74%

Bloomberg U.S. Aggregate Bond Index	2.71%	4.34%

ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index	5.42%	8.29%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutualfunds/prospectuses or call (800) 257‑8787.
Net Assets	$ 19,397,203
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$19,397,203

Total number of portfolio holdings	296

Portfolio turnover (%)	42%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)	Includes 0.7% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000238441 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Preferred Securities and Income Managed Accounts Portfolio
Class Name	Nuveen Preferred Securities and Income Managed Accounts Portfolio
Trading Symbol	NISPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Preferred Securities and Income Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/ mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred Securities and Income Managed Accounts Portfolio	$0	0.00%
*
Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Preferred Securities and Income Managed Accounts Portfolio returned 7.33% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund outperformed the Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark, which returned 5.84%. The Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark consists of: 1) 60% ICE US Institutional Capital Securities Index, 2) 40% ICE USD Contingent Capital Index.

Top contributors to relative performance

•
The Fund benefited from owning claims on legacy Credit Suisse Additional Tier 1 (AT1) securities that were written down to zero in 2023 as part of the Swiss bank regulator’s arranged merger between UBS and Credit Suisse. The value of these claims rose significantly following a favorable Swiss court ruling that is being appealed.

•
Security selection in the energy and communications industries.

Top detractors from relative performance

•
Underweight to the contingent capital securities (CoCos) segment.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Preferred Securities and Income Managed Accounts Portfolio at NAV	7.33%	9.21%

Bloomberg U.S. Aggregate Bond Index	2.71%	4.34%

ICE US Institutional Capital Securities Index	5.44%	9.06%

Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark	5.84%	8.72%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 17,856,847
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$17,856,847

Total number of portfolio holdings	100

Portfolio turnover (%)	20%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)	Includes 89.4% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000238442 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Securitized Credit Managed Accounts Portfolio
Class Name	Nuveen Securitized Credit Managed Accounts Portfolio
Trading Symbol	NNSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Securitized Credit Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Credit Managed Accounts Portfolio	$0	0.00%
*	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Securitized Credit Managed Accounts Portfolio returned 4.30% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the Bloomberg U.S. Securitized Index, which returned 4.10%.
Top contributors to relative performance
•	Security selection within asset-backed securities (ABS), including a higher allocation to esoteric ABS and commercial-focused issues versus consumer-focused issues.
•
Allocation to and selection within mortgage-backed securities (MBS), including an out‑of‑benchmark allocation to mortgage credit risk transfer (CRT) securities issued by government-sponsored enterprises and selection within agency MBS.

•
Security selection within commercial mortgage-backed securities (CMBS), including a higher allocation to floating-rate single-asset, single-borrower (SASB) securities and seasoned CMBS issues that were less sensitive to interest-rate moves.

Top detractors from relative performance
•	Overweight allocation to ABS.
•	Overweight allocation to CMBS.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	Since Inception (11/1/22)

Nuveen Securitized Credit Managed Accounts Portfolio at NAV	4.30%	6.43%

Bloomberg U.S. Aggregate Bond Index	2.71%	4.34%

Bloomberg U.S. Securitized Index	4.10%	4.72%

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 57,365,164
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$57,365,164

Total number of portfolio holdings	217

Portfolio turnover (%)	26%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective March 13, 2026, Chris Jeltrup was added as a portfolio manager of the Fund and Peter Lewis was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000248080 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Class Name	Nuveen Ultra Short Municipal Managed Accounts Portfolio
Trading Symbol	NUSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Ultra Short Municipal Managed Accounts Portfolio for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Municipal Managed Accounts Portfolio	$0	0.00%
*	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Ultra Short Municipal Managed Accounts Portfolio returned 2.41% at net asset value (NAV) for the 12 months ended July 31, 2026. The Fund performed in line with the SIFMA Municipal Swap Index, which returned 2.46%.

Primary performance drivers impacting relative yield

•
Shorter-duration positioning, specifically with more daily than weekly puttable securities.

•
Overweight to positions in the AAA-rated and AA-rated categories.

•
Overweight to positions with enhancement features that added another level of security to the bond’s underlying credit quality.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	Since Inception (2/29/24)

Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV	2.41%	2.70%

S&P Municipal Bond Index	5.10%	2.73%

SIFMA - Municipal Swap Index	2.46%	3.02%

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 10,000,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of July 31, 2026)

Fund net assets	$10,000,000

Total number of portfolio holdings	34

Portfolio turnover (%)	0%

Total management fees paid for the year	$0

Holdings [Text Block]

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses

[1]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[2]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[3]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[4]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[5]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[6]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.
[7]	Annualized for period less than one year. The Fund does not pay a management fee or other expenses (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Fund’s investment adviser and sub-adviser are compensated from the fee charged by the separately managed account through which Fund shares are held.